Note 14 - Shareholders Equity	9 Months Ended
Sep. 30, 2011
Stockholders Equity Note [Abstract]
Note 14 - Shareholders Equity [Text Block]

14. Shareholders’ Equity

a) Capital

The Company’s subscribed and fully paid-in capital at September 30, 2011 and at December 31, 2010 consisted of 7,442,454,142 common shares and 5,602,042,788 preferred shares. The preferred shares do not have any voting rights and are not convertible into common shares or vice-versa. Preferred shares have priority in the receipt of dividends and return of capital.

The relation between the ADS and shares of each class is of 2 (two) shares for one ADS.

Current Brazilian law requires that the Federal Government retains ownership of 50% plus one share of the Company’s voting shares.

 a.1) Capital increase with reserves in 2011

The Special General Shareholders’ Meeting held jointly with the General Shareholders’ Meeting on April 28, 2011 approved the capital increase for the Company from US$109,746 (R$205,357) to US$109,760 (R$ 205,380), through capitalization of part of undistributed earnings reserve established in 2010 in the amount of US$14 (R$23), in compliance with article 35, paragraph 1, of Ordinance 2091/07 of the Government Minister for National Integration. This capitalization was made without issuing new shares, pursuant to article 169, paragraph 1, of Law 6.404/76.

b) Dividends and interest on shareholders’ equity

b.1) Dividends and interest on shareholders' equity - fiscal year 2010

The Annual General Shareholders’ Meeting of April 28, 2011 approved dividends referring to 2010 in the amount of US$6,780, which includes interest on shareholders’ equity in the total amount of US$5,857, as follows:

Portion	Date of board of directors approval	Shareholders’ positions	Payment date	US$ million
1st Portion of Interest on shareholders’ equity	05.14.2010	05.21.2010	05.31.2010	982
2nd Portion of Interest on shareholders’ equity	07.16.2010	07.30.2010	08.31.2010	966
3rd Portion of Interest on shareholders’ equity	10.22.2010	11.01.2010	11.30.2010	1,062
4th Portion of Interest on shareholders’ equity	12.10.2010	12.21.2010	12.30.2010	1,539
5th Portion of Interest on shareholders’ equity	02.25.2011	03.21.2011	03.31.2011	1,308

Dividends	02.25.2011	04.28.2011	06.27.2011	923

				6,780

The portions of the interest on shareholders’ equity distributed in advance in 2010 and 2011 were discounted from the proposed dividends for this year and restated by the SELIC rate from the date of their payment up to December 31, 2010. The dividend was monetarily restated from December 31, 2010 until the date of payment, in accordance with the variation of the SELIC rate.

 b.2) Interest on shareholders’ equity - fiscal year 2011

The Company’s Board of Directors approved distribution in advance of remuneration to shareholders in the form of interest on shareholders’ equity, as established in article 9 of Law 9249/95 and Decrees 2673/98 and 3381/00, as follows:

Portion	Date of board of directors approval	Shareholders’ positions	Payment date	US$ million
1st Portion of Interest on shareholders’ equity	04.29.2011	05.11.2011	05.31.2011	1,602

2nd Portion of Interest on shareholders’ equity	07.22.2011	08.02.2011	08.31.2011	1,671
			Up to
3rd Portion of Interest on shareholders’ equity	10.28.2011	11.11.2011	12.31.2011	1,407

				4,680

This interest on shareholders’ equity will be deducted from the dividends to be distributed on the closing of fiscal year 2011. The amount of interest on shareholders’ equity will be monetarily restated, according to the variation of the SELIC rate from the date of effective payment until the end of 2011.

The interest on shareholders’ capital is subject to the levy of income tax at the rate of 15%, except for shareholders that are declared immune or exempt.

c) Basic and diluted earnings per share

Basic and diluted earnings per share amounts have been calculated as follows:

	Nine-month periods ended September 30,
	2011	2010

Net income for the period attributable to Petrobras	17,031	13,288
Less priority preferred share dividends	(2,282)	(2,221)
Less common shares dividends, up to the priority preferred shares dividends on a per-share basis	(3,031)	(3,044)

Remaining net income to be equally allocated to common and preferred shares	11,718	8,023

Weighted average number of shares outstanding:
Common	7,442,454,142	5,090,152,531
Preferred	5,602,042,788	3,713,832,071

Basic and diluted earnings per:
Common and preferred share	1.31	1.51
Common and preferred ADS	2.62	3.02